Income Tax - Schedule Of Federal State And Local Net Operating Losses And Research Tax Credits (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Federal
Operating Loss Carryforwards [Line Items]
NOL carryforwards	$ 49,005	$ 20,298
Research tax credits	2,182	706
State
Operating Loss Carryforwards [Line Items]
NOL carryforwards	49,005	20,298
Research tax credits	$ 43	$ 43